Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

29 Commitments and contingencies

(a) Operating lease commitments

The Group rents offices under operating lease agreements. As of December 31, 2011, the net aggregate minimum future lease payments under non-cancelable operating leases are as follows:

$
2012	633,298
2013	536,307
2014	295,577

Total	1,465,182

As of December 31, 2011, the Group had no operating lease commitments beyond 2014.

For the years ended December 31, 2009, 2010 and 2011, the Group incurred total office rental expense of $893,398, $760,982 and $677,569, respectively.

(c) Significant legal proceedings

On April 30, 2010, Yangzhou, as the plaintiff, filed two lawsuits against Unilink and Linktone Internet (See Note 8).